Equity - Summary of Foreign Currency Translation Adjustments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2025	Dec. 31, 2022
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL EQUITY	$ 5,345,302	[1]	$ 5,427,862	[1]	$ 5,549,507	$ 5,151,639
Translation Reserve [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
Translation difference due to change in presentation currency	(1,788,114)		(1,177,160)
TOTAL EQUITY	(1,196,466)		(719,953)		530,321	$ (591,742)
Translation Reserve [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL EQUITY	1,222		3,160		2,080
Translation Reserve [Member] | GNL Chile S.A. [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL EQUITY	5,934		2,738		5,033
Translation Reserve [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL EQUITY					75,894
Translation Reserve [Member] | Grupo Enel Green Power Chile
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL EQUITY	$ 584,492		$ 451,309		$ 447,314

[1]	See Note 3.